UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31
Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

FORM N-Q
OCTOBER 31, 2005

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

MUNICIPAL BONDS — 94.8% Alabama — 1.0%
$2,980,000	AAA	Baldwin County, AL, Board of Education, AMBAC-Insured, 5.000% due 6/1/26	$3,078,519
1,750,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (a)	175,000

		Total Alabama	3,253,519

Alaska — 2.7%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	2,291,398
		Alaska State Housing Financial Corp., General Housing:
2,000,000	AAA	Series A, FGIC-Insured, 5.000% due 12/1/26	2,066,240
		Series B, MBIA-Insured:
1,500,000	AAA	5.250% due 12/1/25	1,601,145
3,000,000	AAA	5.250% due 12/1/30	3,161,460

		Total Alaska	9,120,243

Arizona — 4.1%
2,900,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,235,530
3,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29 (c)	3,837,295
		Maricopa County, AZ, IDA, MFH Revenue:
2,340,000	NR	Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (d)	2,346,786
5,070,000	NR	Metro Gardens-Mesa, Series B, 6.500% due 7/1/29 (a)(c)(e)(f)	3,549,000
1,100,000	BBB-	Pima County, AZ, IDA, Series A, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	1,093,257

		Total Arizona	14,061,868

Arkansas — 1.7%
		Arkansas State Development Financing Authority:
4,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (c)(g)	4,606,120
1,000,000	BB+	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (b)	1,132,650

		Total Arkansas	5,738,770

California — 10.5%
6,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20 (c)	6,257,040
		California State Department of Water Resources & Power Supply Revenue:
5,000,000	AAA	MBIA-IBC-Insured, Series A, 5.375% due 5/1/21 (c)	5,395,700
5,000,000	AAA	Series A, AMBAC-Insured, 5.500% due 5/1/16 (c)	5,454,900
2,000,000	A	California State GO, Various Purposes, 5.500% due 4/1/30	2,159,020
		California Statewide CDA Revenue, Series A:
1,000,000	A	East Campus Apartments LLC, 5.625% due 8/1/34	1,037,640
2,500,000	NR	East Valley Tourist Project, 9.250% due 10/1/20	2,728,975
2,000,000	AAA	Glendale, CA, Electric Works Revenue, Series 2003, MBIA-Insured, 5.000% due 2/1/32	2,057,360
		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	2,272,400
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42 (c)	3,848,733
1,000,000	AAA	Los Angeles, CA, USD GO, Series A, MBIA-Insured, 5.250% due 7/1/19	1,070,820
3,000,000	Ba2(h)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	3,146,610

		Total California	35,429,198

Colorado — 3.3%
1,000,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	997,650
See Notes to Schedule of Investments. 1

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Colorado (continued)
		Colorado Educational & Cultural Facilities Authority Revenue, Charter School:
$1,410,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (g)	$1,642,100
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,506,240
1,000,000	A3(h)	Colorado Health Facilities Authority Revenue, Parkview Medical Center Project, 6.600% due 9/1/25	1,096,330
5,000,000	AAA	E-470 Public Highway Authority Revenue, CO, Capital Appreciation, Series B, MBIA-Insured, zero coupon bond to yield 5.594% due 9/1/27	1,575,250
1,000,000	NR	High Plains, CO, Metropolitan District, Series A, 6.250% due 12/1/35	997,650
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.290% due 6/15/31	2,219,500
1,000,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	1,087,430

		Total Colorado	11,122,150

Connecticut — 1.3%
4,000,000	NR	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (b)(c)	4,274,040

District of Columbia — 0.3%
1,000,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19	1,083,950

Florida — 7.2%
1,000,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,095,540
3,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32	3,331,440
2,335,000	AAA	Florida Municipal Loan Council, Series A, MBIA- Insured, 5.000% due 2/1/25	2,434,915
1,000,000	NR	Hillsborough County, FL, IDA Revenue, National Gypsum, Series A, 7.125% due 4/1/30 (b)	1,104,950
1,500,000	Aaa(h)	Hollywood, FL, GO, FGIC-Insured, 5.000% due 6/1/26	1,566,090
2,000,000	AAA	Miami-Dade County, FL, Solid Waste Systems Revenue, MBIA-Insured, 5.000% due 10/1/18	2,115,240
		Orange County, FL, Health Facilities Authority Revenue:
2,000,000	NR	First Mortgage, GF/Orlando Inc. Project, 9.000% due 7/1/31	2,148,940
2,100,000	NR	Multi-Family Revenue, Series C, 9.000% due 1/1/32 (f)	1,256,241
1,000,000	A1(h)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	1,046,370
2,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,733,475
		University of Central Florida:
1,000,000	AAA	Athletics Association Inc. COP, Series 2005-A, FGIC-Insured, 5.000% due 10/1/35	1,029,100
1,485,000	AAA	COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,528,213
2,970,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue, 8.125% due 10/1/25	2,978,049

		Total Florida	24,368,563

Georgia — 3.4%
6,000,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (c)	6,557,340
1,000,000	AAA	Atlanta, GA, Water & Wastewater Revenue, FSA-Insured, 5.000% due 11/1/34	1,029,930
1,500,000	A-(i)	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,609,410
2,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (g)	2,263,280

		Total Georgia	11,459,960

See Notes to Schedule of Investments. 2

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Idaho — 0.7%
$2,345,000	AA	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Series A, Radian-Insured, 5.250% due 9/1/24	$2,435,963

Illinois — 3.0%
495,000	AA	Chicago, IL, Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured, 6.700% due 7/1/12	495,247
2,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport Revenue, Third Lien, Series 2003-A-2, 5.750% due 1/1/21 (b)	2,191,940
		Illinois DFA:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A, 6.250% due 12/1/32	2,090,420
3,250,000	Ba1(h)	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (b)(c)	3,632,395
1,500,000	A	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,621,155

		Total Illinois	10,031,157

Indiana — 1.5%
3,000,000	BBB	East Chicago, IN, PCR, Inland Steel Co. Project Number 10, 6.800% due 6/1/13	3,003,750
2,000,000	Baa1(h)	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,086,720

		Total Indiana	5,090,470

Kansas — 0.6%
2,000,000	BBB-(i)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	2,164,580

Louisiana — 1.1%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,028,140
2,450,000	A	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25	2,649,455

		Total Louisiana	3,677,595

Maryland — 1.5%
1,000,000	NR	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, Series 2005-A, 6.000% due 5/1/35	1,012,480
3,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, 7.730% due 12/1/27 (c)	3,690,015
2,500,000	Ca(h)	Prince Georges County, MD, Hospital, Greater Southeast Health Care System, 6.375% due 1/1/23 (a)	225,000

		Total Maryland	4,927,495

Massachusetts — 2.2%
1,440,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (b)	1,443,643
3,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (c)(g)	3,652,950
2,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	2,232,100
2,345,000	NR	Massachusetts State IFA Revenue, Bradford College, 5.625% due 11/1/28 (a)(f)	46,900

		Total Massachusetts	7,375,593

Michigan — 3.2%
		Allen Academy, MI, COP:
2,500,000	NR	8.000% due 6/1/33	2,498,075
See Notes to Schedule of Investments. 3

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Michigan (continued)
$1,000,000	NR	Series A, 8.000% due 6/1/33	$999,230
		Cesar Chavez Academy, COP:
1,635,000	NR	7.250% due 2/1/33	1,578,380
1,600,000	NR	8.000% due 2/1/33 (d)	1,652,368
2,750,000	AA	Grand Rapids, MI, Building Authority, Series 1998, 5.000% due 4/1/18	2,938,705
1,175,000	NR	Merritt Academy, COP, 7.250% due 12/1/24	1,171,299

		Total Michigan	10,838,057

Minnesota — 0.5%
1,715,000	NR	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation For Health Care Project, Series A, 8.000% due 9/1/30	1,829,665

Montana — 1.0%
3,475,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (b)	3,417,697

New Hampshire — 1.1%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,078,000
1,500,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (g)	1,779,435

		Total New Hampshire	3,857,435

New Jersey — 6.3%
3,390,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20 (c)	3,613,096
3,750,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, 8.250% due 11/15/30 (c)	4,165,462
5,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (c)	5,564,250
		Tobacco Settlement Financing Corp.:
5,000,000	BBB	6.750% due 6/1/39 (c)	5,750,000
2,000,000	BBB	7.000% due 6/1/41	2,345,980

		Total New Jersey	21,438,788

New Mexico — 1.7%
3,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	3,123,300
		Sandoval County, NM:
1,500,000	A+	Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,557,780
940,000	NR	Project Revenue, Santa Ana Pueblo Project, 7.750% due 7/1/15	966,414

		Total New Mexico	5,647,494

New York — 4.7%
1,000,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, 8.250% due 11/15/30	1,075,540
1,000,000	Aaa(h)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,077,180
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32	1,121,880
		New York City, NY, IDA, Civic Facilities Revenue:
2,680,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,721,781
2,000,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	2,154,120
1,500,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,561,515
1,430,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	1,512,254
2,500,000	AAA	New York State, Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	2,572,800
See Notes to Schedule of Investments. 4

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

New York (continued)
$2,000,000	NR	Onondaga County, NY, IDA, Solid Waste Disposal Facilities Revenue, Solvay Paperboard LLC Project, 7.000% due 11/1/30 (b)	$2,102,760

		Total New York	15,899,830

North Carolina — 2.2%
1,910,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	2,000,820
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18 (c)	5,347,000

		Total North Carolina	7,347,820

Ohio — 0.8%
2,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,778,825

Oklahoma — 0.8%
580,000	AAA	Oklahoma HFA, Single-Family Mortgage, Series B, GNMA-Collateral, 7.997% due 8/1/18 (b)	634,416
2,200,000	B-	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,141,238

		Total Oklahoma	2,775,654

Oregon — 0.3%
1,000,000	NR	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	1,060,130

Pennsylvania — 7.6%
1,000,000	NR	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services Inc. Project, Series A, 7.250% due 1/1/35	1,069,430
5,000,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25 (c)	4,485,950
1,000,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,067,520
3,500,000	NR	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33 (c)	3,787,455
		Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (a)	1,080,000
5,000,000	NR	6.750% due 7/1/29 (a)	900,000
990,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,014,403
		Pennsylvania Economic Development Financing Authority:
5,500,000	B1(h)	Exempt Facilities Revenue, Reliant Energy Seward, Series A, 6.750% due 12/1/36 (b)(c)	5,894,680
1,000,000	BBB	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27	990,970
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue, Neighborhood Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,031,900
4,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (c)(g)	4,558,320

		Total Pennsylvania	25,880,628

Rhode Island — 0.3%
1,000,000	NR	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, Series 2005, 7.250% due 7/15/35	1,031,710

See Notes to Schedule of Investments. 5

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

South Carolina — 1.2%
$2,000,000	AA	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian-Insured, 5.000% due 3/1/30	$2,026,660
2,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (b)	2,124,060

		Total South Carolina	4,150,720

Texas — 13.1%
7,160,000	CCC	Alliance Airport Authority, Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (b)(c)	5,391,122
4,990,000	NR	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Series A, 6.750% due 4/1/27 (j)	2,595,100
2,830,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, 6.875% due 6/1/29	2,622,872
1,790,000	BBB-	Brazos River Authority, PCR, TXU Energy Co. LLC Project, Series C, 6.750% due 10/1/38 (b)	1,968,893
1,000,000	A-	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (b)	1,113,980
1,665,000	CCC	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (b)	1,088,827
1,040,000	NR	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	1,039,979
1,435,000	NR	El Paso County, TX, Housing Finance Corp., MFH Las Lomas Apartments, Series C, 8.375% due 6/1/30 (a)(e)(f)	28,700
1,400,000	BBB	Garza County, TX Public Facility Corp., 5.500% due 10/1/19	1,451,030
3,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (b)(k)	3,349,890
6,645,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (b)(c)	5,278,987
3,000,000	NR	Intercontinental Airport, Houston Public Facilities Corp. Project Revenue, 7.750% due 5/1/26	2,942,730
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	NR	7.875% due 11/15/26	3,321,180
2,500,000	NR	6.200% due 11/15/29	2,509,325
3,000,000	AAA	North Texas Throughway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	3,084,180
1,995,000	B-	Port Corpus Christi, TX, Celanese Project, Series A, 6.450% due 11/1/30	2,128,226
2,100,000	Caa1(h)	Texas State Affordable Housing Corp., MFH Revenue, HIC Arborstone/Baybrook, Series C, Call 11/15/10 @ 101, 7.250% due 11/1/31 (a)(e)(f)	144,900
		Willacy County, TX, PFC Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,201,162
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,100,140

		Total Texas	44,361,223

Virginia — 3.1%
1,490,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	1,494,306
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,093,360
		Newport News, VA, Redevelopment & Housing Authority MFH Revenue, Residential Rental-St. Michael's Apartments:
1,255,000	NR	7.625% due 11/1/18	1,170,526
2,135,000	NR	7.250% due 11/1/28	1,850,084
		Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,455,000	NR	Hampton Project, 7.500% due 10/1/39 (b)	2,456,743
See Notes to Schedule of Investments. 6

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Virginia (continued)
$2,455,000	NR	Mayfair Project, 7.500% due 10/1/39 (b)	$2,531,866

		Total Virginia	10,596,885

Wisconsin — 0.8%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,094,610
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,590,675

		Total Wisconsin	2,685,285

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $325,585,397)	321,212,960

SHORT-TERM INVESTMENTS(l) — 3.6% Colorado — 0.2%
700,000	VMIG1(h)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Pg A-7, LOC-Bank of America NA, 2.740% due 11/1/05	700,000

Florida — 0.1%
300,000	VMIG1(h)	Brevard County, FL, Health Facilities Authority, Refunding Bonds, Health First Inc. Project, LOC-Suntrust Bank, 2.720% due 11/1/05	300,000

Georgia — 0.2%
100,000	A-1+	Fulton County, GA, Development Authority, Residential Care Facilities, Lenbrook Square Foundation, LOC-Bank of Scotland, 2.780% due 11/1/05	100,000
400,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Project, AMBAC-Insured, SPA-JPMorgan Chase, 2.720% due 11/1/05	400,000

		Total Georgia	500,000

Illinois — 0.5%
800,000	A-1+	Illinois Health Facilities Authority, OSF Healthcare Systems, LOC-Fifth Third Bank, 2.730% due 11/1/05	800,000
1,000,000	A-1+	Illinois Health Facilities Authority Revenue, University Chicago Hospitals, MBIA-Insured, 2.740% due 11/1/05	1,000,000

		Total Illinois	1,800,000

Massachusetts — 0.1%
400,000	VMIG1(h)	Massachusetts HEFA, Capital Asset Program, Series E, LOC-Bank of America, 2.700% due 11/1/05	400,000
100,000	A-1+	Massachusetts State GO, Central Artery, Series A, 2.720% due 11/1/05	100,000

		Total Massachusetts	500,000

Missouri — 0.5%
1,800,000	A-1+	Missouri State HEFA, Washington University, Series A, SPA-Dexia Credit Local, 2.740% due 11/1/05	1,800,000

Pennsylvania — 0.1%
200,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Children’s Hospital Project, Series A, SPA-JP Morgan Chase, Westdeutsche Landesbank, 2.690% due 11/1/05	200,000

Tennessee — 0.2%
700,000	VMIG1(h)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-4, AMBAC-Insured, SPA-JPMorgan Chase, 2.740% due 11/1/05	700,000

See Notes to Schedule of Investments. 7

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE

Texas — 1.6%
		Bell County, TX, Health Facilities Development Corp. Revenue:
$1,385,000	A-1+	Scott & White Memorial Hospital, Series B-2, MBIA-Insured, SPA-Chase Bank of Texas N.A., 2.740% due 11/1/05	$1,385,000
1,800,000	A-1+	Scott and White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, 2.740% due 11/1/05	1,800,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
900,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Morgan Guaranty Trust, Bayerische Landesbank, Northern Trust, Bank of America, 2.720% due 11/1/05	900,000
1,200,000	A-1+	The Methodist Systems, Series B, 2.720% due 11/1/05	1,200,000

		Total Texas	5,285,000

Utah — 0.1%
500,000	A-1+	County of Weber, UT, Hospital Revenue, IHC Health Services, Series C, SPA-Landesbank Hessen, 2.740% due 11/1/05	500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $12,285,000)	12,285,000

		TOTAL INVESTMENTS — 98.4% (Cost — $337,870,397#)	333,497,960
		Other Assets in Excess of Liabilities — 1.6%	5,462,369

		TOTAL NET ASSETS — 100.0%	$338,960,329

‡	All ratings are by Standard & Poor's Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Security is currently in default.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(g)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Moody’s Investors Service. All ratings are unaudited.
(i)	Rating by Fitch Ratings. All ratings are unaudited.
(j)	Effective October 1, 2004, the manager has elected to receive a portion of the coupon payment.
(k)	Variable rate security. Coupon rate disclosed is initial interest rate which is in effect until 9/30/12 mandatory tender and remarketing date.
(l)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of Ratings.

See Notes to Schedule of Investments. 8

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2005

Abbreviations used in this schedule:
ACA – American Capital Assurance
AMBAC – Ambac Assurance Corporation
CDA – Community Development Authority
COP – Certificate of Participation
DFA – Development Finance Agency
EDA – Economic Development Authority
EFA – Educational Facilities Authority
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
GO – General Obligation
HDC – Housing Development Corporation
HEFA – Health & Educational Facilities Authority
HFA – Housing Finance Authority
IBC – Insured Bond Certificates
IDA – Industrial Development Authority
IDR – Industrial Development Revenue
IFA – Industrial Finance Agency
LOC – Letter of Credit
MBIA – Municipal Bond Investors Assurance Corporation
MFH – Multi-Family Housing
PCR – Pollution Control Revenue
PFC – Public Facilities Corporation
RITES – Residual Interest Tax-Exempt Securities
Radian – Radian Assets Assurance
SPA – Standby Bond Purchase Agreement
USD – Unified School District

Summary of Investments by Industry *

Hospitals	13.5%
Housing: Multi-Family	8.0
Industrial Development	7.5
Life Care Systems	7.5
Education	7.0
Transportation	6.9
Utilities	6.0
Pre-Refunded	5.5
Public Facilities	4.7
Pollution Control	4.6
Tobacco	4.3
Water and Sewer	2.4
General Obligation	2.1
Other	20.0

100.00%

* As a percentage of total investments. Please note that Fund holdings are as of October 31, 2005 and are subject to change.

See Notes to Schedule of Investments. 9

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA —	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA —	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A —	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, — CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D —	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa —	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa —	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa —	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

10

Ba —	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B —	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa —	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca —	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories

AAA —	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA —	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A —	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB —	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, — CCC, CC and C	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings
(unaudited)

SP-1 —	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 —	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 —	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 —	Moody’s highest rating for short-term municipal obligations.

P-1 —	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 —	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR —	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

11

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal High Income Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Income Funds (“Trust”). The Trust, a Massachusetts business trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,178,980
Gross unrealized depreciation	(23,551,417)

Net unrealized depreciation	$(4,372,437)

At October 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell: U.S. Treasury Bonds	950	12/05	$111,190,156	$106,370,313	$4,819,843

12

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2005

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: December 29, 2005